Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

The Company's gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2011				2010
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$—	$2	$90	$88	$—	$3	$91
Forest Products Resins	81	—	(4)	77	81	—	(3)	78

	$169	$—	$(2)	$167	$169	$—	$—	$169

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2011 and 2010 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2009	$100	$77	$177
Deconsolidation of variable interest entity	(7)	—	(7)
Foreign currency translation	(2)	1	(1)

Goodwill balance at December 31, 2010	91	78	169
Foreign currency translation	(1)	(1)	(2)

Goodwill balance at December 31, 2011	$90	$77	$167

The Company's intangible assets with identifiable useful lives consist of the following as of December 31:

	2011				2010
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Intangible assets:
Patents and technology	$110	$—	$(58)	$52	$110	$—	$(53)	$57
Customer lists and contracts	93	(17)	(44)	32	91	—	(37)	54
Other	25	—	(5)	20	25	—	(4)	21

	$228	$(17)	$(107)	$104	$226	$—	$(94)	$132

The impact of foreign currency translation on intangible assets is included in accumulated amortization.

In 2011, as a result of the loss of a customer that went out of business in the second quarter of 2011 and continued competitive pressures resulting in successive periods of negative cash flows within the Company's European forest products business, the Company recorded impairment charges of $17 on certain customer list assets in its Forest Products Resins segment, which has been included in Asset impairments on the Consolidated Statements of Operations.

Total intangible amortization expense for the years ended December 31, 2011, 2010 and 2009 was $15, $15 and $17, respectively.

Estimated annual intangible amortization expense for 2012 through 2016 is as follows:

2012	$13
2013	13
2014	12
2015	12
2016	12